Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 08, 2025	Apr. 30, 2026	Oct. 31, 2025	Aug. 25, 2026	Oct. 31, 2024
Equity [Line Items]
Authorized share capital, value		$ 166,250	$ 166,250
Additional paid-in capital		$ 5,972,110	$ 5,972,110		$ 1,712,492
Proceeds from common stock	$ 4,275,868
Percentage of statutory surplus reserve		10.00%	10.00%
Percentage of registered capital		50.00%	50.00%
Statutory surplus reserve		$ 801,509	$ 788,123		705,396
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve		$ 801,509	$ 788,123		$ 705,396
Common Class A [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01		$ 0.01
Ordinary shares, shares authorized (in Shares)		9,200,000	9,200,000		9,200,000
Ordinary shares, shares issued (in Shares)		9,200,000	9,200,000		7,575,000
Ordinary shares, shares outstanding (in Shares)		9,200,000	9,200,000		7,575,000
Redesignated shares		7,425,000
Common Class A [Member] | ThriveNova Inc. [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)				16,625,000
Ordinary shares, shares outstanding (in Shares)				16,625,000
Common Class B [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.01	$ 0.01		$ 0.01
Ordinary shares, shares authorized (in Shares)		7,425,000	7,425,000		7,425,000
Ordinary shares, shares issued (in Shares)		7,425,000	7,425,000		7,425,000
Ordinary shares, shares outstanding (in Shares)		7,425,000	7,425,000		7,425,000
Redesignated shares		7,425,000
Common Class B [Member] | ThriveNova Inc. [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
IPO [Member]
Equity [Line Items]
Number of shares issued (in Shares)	1,625,000
Price per share (in Dollars per share)	$ 4
Initial public offering	$ 6,500,000
Proceeds from common stock	$ 4,275,868